Condensed Financial Information - Parent Company Only - Condensed Statements of Financial Position (Parenthetical) (Details) - Parent - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Banking Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investment under the equity method	₸ 221,293	₸ 208,824
Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investment under the equity method	₸ 204,620	₸ 77,624